Freedom 100 Emerging Markets ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 99.5%
Chile - 15.1%
3,244,644	Banco de Chile	$286,385
5,381	Banco de Credito e Inversiones S.A.	182,780
918,912	Colbun S.A.	146,552
119,921	Empresas CMPC S.A.	238,265
42,835	Empresas COPEC S.A.	287,340
106,634	Enel Americas S.A. ADR	800,821
95,654	Falabella S.A.	302,776
18,289,902	Itau CorpBanca	49,410
28,062	Latam Airlines Group S.A. (a)	40,142
5,617	Sociedad Quimica y Minera de Chile S.A. ADR	146,435
		2,480,906
India - 3.0%
1,143	Axis Bank Ltd.	30,575
248	Dr. Reddy’s Laboratories Ltd. ADR	13,147
3,067	HDFC Bank Ltd. ADR	139,426
6,868	ICICI Bank Ltd. ADR	63,804
7,538	Infosys Ltd. ADR	72,817
3,523	Reliance Industries Ltd. (b)	162,762
676	Tata Motors Ltd. ADR (a)	4,441
920	Vedanta Ltd. ADR	5,161
2,656	Wipro Ltd. ADR	8,792
		500,925
Indonesia - 4.9%
328,072	Adaro Energy Tbk PT	22,851
248,955	Bank Central Asia Tbk PT	496,254
71,145	Bank Permata Tbk PT (a)	6,325
611,165	Barito Pacific Tbk PT (a)	49,629
36,005	Chandra Asri Petrochemical Tbk PT	16,572
159,973	Charoen Pokphand Indonesia Tbk PT (a)	62,433
9,962	Gudang Garam Tbk PT	32,899
58,212	Indah Kiat Pulp & Paper Corp Tbk PT	24,349
464,685	Kalbe Farma Tbk PT	47,493
601,696	Sarana Menara Nusantara Tbk PT	42,963
		801,768
Mexico - 2.8%
182,508	America Movil S.A.B. de C.V.	117,281
7,966	Arca Continental S.A.B. de C.V.	34,970
5,676	Becle S.A.B. de C.V.	10,910
1,004	Fomento Economico Mexicano S.A.B. de C.V. ADR	62,258
17,827	Grupo Bimbo S.A.B. de C.V.	29,908
4,582	Grupo Carso S.A.B. de C.V.	8,877
637	Grupo Elektra S.A.B. de C.V.	34,920
22,688	Grupo Financiero Banorte S.A.B. de C.V. (a)	78,504
22,201	Grupo Financiero Inbursa S.A.B. de C.V. (a)	15,426
29,557	Grupo Mexico S.A.B. de C.V.	68,670
		461,724

The accompanying notes are an integral part of these financial statements.

Freedom 100 Emerging Markets ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value
Philippines - 5.5%
5,832	Ayala Corp.	$90,948
176,516	Ayala Land, Inc.	119,744
38,604	Bank of the Philippine Islands	55,785
39,094	BDO Unibank, Inc.	76,893
32,070	International Container Terminal Services, Inc.	65,974
81,840	JG Summit Holdings, Inc.	106,519
5,250	Manila Electric Co.	28,239
47,938	Metropolitan Bank & Trust Co.	35,599
10,563	SM Investments Corp.	199,070
206,500	SM Prime Holdings, Inc.	132,003
		910,774
Poland - 15.0%
12,481	Alior Bank SA (a)	50,949
10,098	Asseco Poland S.A.	168,457
28,119	Bank Polska Kasa Opieki S.A.	382,662
4,363	CCC SA	65,815
8,785	CD Projekt S.A. (a)	876,879
36,519	Cyfrowy Polsat S.A.	242,765
5,958	Dino Polska S.A. (a)	302,094
10,258	Eurocash S.A. (a)	44,908
2,269	KRUK S.A.	61,882
176	LPP S.A. (a)	267,361
		2,463,772
Republic of Korea - 21.8%
1,448	Celltrion, Inc. (a)	368,365
901	Hyundai Mobis Co., Ltd.	143,818
2,053	Hyundai Motor Co.	166,752
617	LG Chem Ltd.	251,601
1,852	Naver Corp.	411,094
998	POSCO	144,367
224	Samsung Biologics Co., Ltd. (a)	144,324
1,177	Samsung C&T Corp.	113,507
30,032	Samsung Electronics Co., Ltd.	1,318,277
7,214	SK Hynix, Inc.	510,381
		3,572,486
South Africa - 4.7%
11,523	Absa Group Ltd.	56,644
939	Capitec Bank Holdings Ltd.	46,467
5,798	Discovery Ltd.	34,933
52,157	FirstRand Ltd.	114,398
12,352	Impala Platinum Holdings Ltd.	82,572
28,164	MTN Group Ltd.	85,746
7,982	Nedbank Group Ltd.	46,712
32,300	Sanlam Ltd.	109,711
9,907	Sasol Ltd. (a)	75,477
20,318	Standard Bank Group Ltd.	122,359
		775,019

The accompanying notes are an integral part of these financial statements.

Freedom 100 Emerging Markets ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares		Value
Taiwan - 24.5%
163,335	Cathay Financial Holding Co., Ltd.	$231,679
61,250	Formosa Chemicals & Fibre Corp.	157,150
21,879	Formosa Petrochemical Corp.	65,627
78,742	Formosa Plastics Corp.	233,788
129,869	Fubon Financial Holding Co., Ltd.	193,233
218,770	Hon Hai Precision Industry Co., Ltd.	639,897
1,881	Largan Precision Co., Ltd.	260,431
26,624	MediaTek, Inc.	522,473
89,045	Nan Ya Plastics Corp.	194,964
26,839	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,523,650
		4,022,892
Thailand - 2.2%
6,650	Advanced Info Service PCL	39,804
11,666	Bangkok Bank PCL	40,387
57,400	Bangkok Dusit Medical Services PCL	41,786
15,516	Central Pattana PCL	24,473
22,050	Charoen Pokphand Foods PCL	22,651
19,831	Gulf Energy Development PCL	24,221
15,750	Kasikornbank PCL	47,519
14,466	PTT Global Chemical PCL	21,647
4,782	The Siam Cement PCL	56,937
16,216	The Siam Commercial Bank PCL	38,038
		357,463
United Kingdom - 0.0% (c)
89	WNS Holdings Ltd. ADR (a)	4,893
	TOTAL COMMON STOCKS (Cost $17,953,230)	16,352,622

MONEY MARKET FUNDS - 0.2%
33,412	First American Government Obligations Fund - Class X, 0.09% (d)	33,412
	TOTAL MONEY MARKET FUNDS (Cost $33,412)	33,412

	TOTAL INVESTMENTS (Cost $17,986,642) - 99.7%	16,386,034
	Other Assets in Excess of Liabilities - 0.3%	46,699
	TOTAL NET ASSETS - 100.0%	$16,432,733

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-Income producing security.
(b)	144A Restricted Security
(c)	Rounds to zero.
(d)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (UNAUDITED)

NOTE 1 – ORGANIZATION

Freedom 100 Emerging Markets ETF (the “Fund”) is a series of the Alpha Architect ETF Trust (the “Trust”), which is organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of the Fund is to track the total return performance, before fees and expenses, of its index, called the Life + Liberty Freedom 100 Emerging Markets Index.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2020, the Fund did hold not hold any “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (UNAUDITED)

The following is a summary of the fair value classification of each Fund’s investments as of June 30, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Freedom 100 Emerging Markets ETF
Assets*
Common Stocks	$16,352,622	$-	$-	$16,352,622
Money Market Funds	33,412	-	-	33,412
Total Investments in Securities	$16,386,034	$-	$-	$16,386,034

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2020, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.